FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
Recurring Fair Value Measures
The three tables below, by level within the fair value hierarchy, set forth our financial assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2016 and 2015. We classify financial assets and liabilities in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities, and their placement within the fair value hierarchy levels.
The fair value of commodity derivative assets and liabilities is presented in accordance with our netting policy, as we discuss in Note 9 in “Financial Statement Presentation.”
The determination of fair values, shown in the tables below, incorporates various factors, including but not limited to, the credit standing of the counterparties involved and the impact of credit enhancements (such as cash deposits, letters of credit and priority interests).
Our financial assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2016 and 2015 in the tables below include the following:

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Nuclear decommissioning trusts reflect the assets of SDG&E’s nuclear decommissioning trusts, excluding cash balances. A third party trustee values the trust assets using prices from a pricing service based on a market approach. We validate these prices by comparison to prices from other independent data sources. Equity and certain debt securities are valued using quoted prices listed on nationally recognized securities exchanges or based on closing prices reported in the active market in which the identical security is traded (Level 1). Other debt securities are valued based on yields that are currently available for comparable securities of issuers with similar credit ratings (Level 2).

▪
For commodity contracts, interest rate derivatives and foreign exchange instruments, we primarily use a market approach with market participant assumptions to value these derivatives. Market participant assumptions include those about risk, and the risk inherent in the inputs to the valuation techniques. These inputs can be readily observable, market corroborated, or generally unobservable. We have exchange-traded derivatives that are valued based on quoted prices in active markets for the identical instruments (Level 1). We also may have other commodity derivatives that are valued using industry standard models that consider quoted forward prices for commodities, time value, current market and contractual prices for the underlying instruments, volatility factors, and other relevant economic measures (Level 2). Level 3 recurring items relate to CRRs and long-term, fixed-price electricity positions at SDG&E, as we discuss below in “Level 3 Information.”

▪
Rabbi Trust investments include marketable securities that we value using a market approach based on closing prices reported in the active market in which the identical security is traded (Level 1). These investments in marketable securities were negligible at both December 31, 2016 and 2015.

There were no transfers into or out of Level 1, Level 2 or Level 3 for Sempra Energy Consolidated, SDG&E or SoCalGas during the periods presented.

RECURRING FAIR VALUE MEASURES – SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Fair value at December 31, 2016
	Level 1	Level 2	Level 3	Netting(1)	Total
Assets:
Nuclear decommissioning trusts:
Equity securities	$508	$—	$—	$—	$508
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies	36	16	—	—	52
Municipal bonds	—	206	—	—	206
Other securities	—	141	—	—	141
Total debt securities	36	363	—	—	399
Total nuclear decommissioning trusts(2)	544	363	—	—	907
Interest rate and foreign exchange instruments	—	9	—	—	9
Commodity contracts not subject to rate recovery	—	15	—	9	24
Commodity contracts subject to rate recovery	1	3	96	32	132
Total	$545	$390	$96	$41	$1,072

Liabilities:
Interest rate and foreign exchange instruments	$—	$252	$—	$—	$252
Commodity contracts not subject to rate recovery	16	11	—	(17)	10
Commodity contracts subject to rate recovery	19	8	170	(18)	179
Total	$35	$271	$170	$(35)	$441

	Fair value at December 31, 2015
	Level 1	Level 2	Level 3	Netting(1)	Total
Assets:
Nuclear decommissioning trusts:
Equity securities	$619	$—	$—	$—	$619
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies	47	44	—	—	91
Municipal bonds	—	156	—	—	156
Other securities	—	182	—	—	182
Total debt securities	47	382	—	—	429
Total nuclear decommissioning trusts(2)	666	382	—	—	1,048
Interest rate and foreign exchange instruments	—	5	—	—	5
Commodity contracts not subject to rate recovery	22	16	—	(4)	34
Commodity contracts subject to rate recovery	—	1	72	28	101
Total	$688	$404	$72	$24	$1,188

Liabilities:
Interest rate and foreign exchange instruments	$—	$171	$—	$—	$171
Commodity contracts not subject to rate recovery	5	3	—	(4)	4
Commodity contracts subject to rate recovery	—	68	53	(54)	67
Total	$5	$242	$53	$(58)	$242

(1)	Includes the effect of the contractual ability to settle contracts under master netting agreements and with cash collateral, as well as cash collateral not offset.

(2)	Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES – SDG&E
(Dollars in millions)
	Fair value at December 31, 2016
	Level 1	Level 2	Level 3	Netting(1)	Total
Assets:
Nuclear decommissioning trusts:
Equity securities	$508	$—	$—	$—	$508
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies	36	16	—	—	52
Municipal bonds	—	206	—	—	206
Other securities	—	141	—	—	141
Total debt securities	36	363	—	—	399
Total nuclear decommissioning trusts(2)	544	363	—	—	907
Commodity contracts not subject to rate recovery	—	—	—	1	1
Commodity contracts subject to rate recovery	1	2	96	30	129
Total	$545	$365	$96	$31	$1,037

Liabilities:
Interest rate instruments	$—	$25	$—	$—	$25
Commodity contracts subject to rate recovery	17	7	170	(16)	178
Total	$17	$32	$170	$(16)	$203

	Fair value at December 31, 2015
	Level 1	Level 2	Level 3	Netting(1)	Total
Assets:
Nuclear decommissioning trusts:
Equity securities	$619	$—	$—	$—	$619
Debt securities:
Debt securities issued by the U.S. Treasury and other
U.S. government corporations and agencies	47	44	—	—	91
Municipal bonds	—	156	—	—	156
Other securities	—	182	—	—	182
Total debt securities	47	382	—	—	429
Total nuclear decommissioning trusts(2)	666	382	—	—	1,048
Commodity contracts not subject to rate recovery	—	—	—	1	1
Commodity contracts subject to rate recovery	—	—	72	27	99
Total	$666	$382	$72	$28	$1,148

Liabilities:
Interest rate instruments	$—	$37	$—	$—	$37
Commodity contracts not subject to rate recovery	1	—	—	(1)	—
Commodity contracts subject to rate recovery	—	67	53	(54)	66
Total	$1	$104	$53	$(55)	$103

(1)	Includes the effect of the contractual ability to settle contracts under master netting agreements and with cash collateral, as well as cash collateral not offset.

(2)	Excludes cash balances and cash equivalents.

RECURRING FAIR VALUE MEASURES – SOCALGAS
(Dollars in millions)
	Fair value at December 31, 2016
	Level 1	Level 2	Level 3	Netting(1)	Total
Assets:
Commodity contracts not subject to rate recovery	$—	$—	$—	$1	$1
Commodity contracts subject to rate recovery	—	1	—	2	3
Total	$—	$1	$—	$3	$4
Liabilities:
Commodity contracts subject to rate recovery	$2	$1	$—	$(2)	$1
Total	$2	$1	$—	$(2)	$1

	Fair value at December 31, 2015
	Level 1	Level 2	Level 3	Netting(1)	Total
Assets:
Commodity contracts subject to rate recovery	$—	$1	$—	$1	$2
Total	$—	$1	$—	$1	$2
Liabilities:
Commodity contracts not subject to rate recovery	$1	$—	$—	$(1)	$—
Commodity contracts subject to rate recovery	—	1	—	—	1
Total	$1	$1	$—	$(1)	$1

(1)	Includes the effect of the contractual ability to settle contracts under master netting agreements and with cash collateral, as well as cash collateral not offset.
Level 3 Information
The following table sets forth reconciliations of changes in the fair value of CRRs and long-term, fixed-price electricity positions classified as Level 3 in the fair value hierarchy for Sempra Energy Consolidated and SDG&E:

LEVEL 3 RECONCILIATIONS
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Balance at January 1	$19	$107	$99
Realized and unrealized (losses) gains	(120)	(134)	15
Allocated transmission instruments	8	12	19
Settlements	19	34	(26)
Balance at December 31	$(74)	$19	$107
Change in unrealized (losses) gains relating to
instruments still held at December 31	$(101)	$(27)	$8

SDG&E’s Energy and Fuel Procurement department, in conjunction with SDG&E’s finance group, is responsible for determining the appropriate fair value methodologies used to value and classify CRRs and long-term, fixed-price electricity positions on an ongoing basis. Inputs used to determine the fair value of CRRs and fixed-price electricity positions are reviewed and compared with market conditions to determine reasonableness. SDG&E expects all costs related to these instruments to be recoverable through customer rates. As such, there is no impact to earnings from changes in the fair value of these instruments.
CRRs are recorded at fair value based almost entirely on the most current auction prices published by the California ISO, an objective source. Annual auction prices are published once a year, typically in the middle of November, and remain in effect for the following year. The impact associated with discounting is negligible. Because these auction prices are a less observable input, these instruments are classified as Level 3. The fair value of these instruments is derived from auction price differences between two locations. From January 1, 2016 to December 31, 2016, the auction prices ranged from $(24) per MWh to $10 per MWh at a given location, and from January 1, 2015 to December 31, 2015, the auction prices ranged from $(16) per MWh to $8 per MWh at a given location. Positive values between two locations represent expected future reductions in congestion costs, whereas negative values between two locations represent expected future charges. Valuation of our CRRs is sensitive to a change in auction price. If auction prices at one location increase (decrease) relative to another location, this could result in a higher (lower) fair value measurement. We summarize CRR volumes in Note 9.
Long-term, fixed-price electricity positions that are valued using significant unobservable data are classified as Level 3 because the contract terms relate to a delivery location or tenor for which observable market rate information is not available. The fair value of the net electricity positions classified as Level 3 is derived from a discounted cash flow model using market electricity forward price inputs. At December 31, 2016, these inputs range from $17.40 per MWh to $56.67 per MWh. A significant increase or decrease in market electricity forward prices would result in a significantly higher or lower fair value, respectively. We summarize long-term, fixed-price electricity position volumes in Note 9.
Realized gains and losses associated with CRRs and long-term electricity positions, which are recoverable in rates, are recorded in Cost of Electric Fuel and Purchased Power on the Consolidated Statements of Operations. Unrealized gains and losses are recorded as regulatory assets and liabilities, and therefore also do not affect earnings.
Fair Value of Financial Instruments
The fair values of certain of our financial instruments (cash, temporary investments, accounts and notes receivable, short-term due to/from unconsolidated affiliates, dividends and accounts payable, short-term debt and customer deposits) approximate their carrying amounts because of the short-term nature of these instruments. Investments in life insurance contracts that we hold in support of our Supplemental Executive Retirement, Cash Balance Restoration and Deferred Compensation Plans are carried at cash surrender values, which represent the amount of cash that could be realized under the contracts. The following table provides the carrying amounts and fair values of certain other financial instruments that are not recorded at fair value on the Consolidated Balance Sheets at December 31, 2016 and 2015:

FAIR VALUE OF FINANCIAL INSTRUMENTS
(Dollars in millions)
	December 31, 2016
	Carrying	Fair Value
	amount	Level 1	Level 2	Level 3	Total
Sempra Energy Consolidated:
Long-term amounts due from unconsolidated affiliates(1)	$184	$—	$91	$84	$175
Total long-term debt(2)(3)	15,068	—	15,455	492	15,947
SDG&E:
Total long-term debt(3)(4)	$4,654	$—	$4,727	$305	$5,032
SoCalGas:
Total long-term debt(5)	$3,009	$—	$3,131	$—	$3,131

	December 31, 2015
	Carrying	Fair Value
	amount	Level 1	Level 2	Level 3	Total
Sempra Energy Consolidated:
Long-term amounts due from unconsolidated affiliates(1)	$175	$—	$97	$69	$166
Total long-term debt(2)(3)	13,761	—	13,985	648	14,633
SDG&E:
Total long-term debt(3)(4)	$4,304	$—	$4,355	$315	$4,670
SoCalGas:
Total long-term debt(5)	$2,513	$—	$2,621	$—	$2,621

(1)	Excluding accumulated interest outstanding of $17 million and $11 million at December 31, 2016 and 2015, respectively.

(2)	Before reductions for unamortized discount (net of premium) and debt issuance costs of $109 million and $107 million at December 31, 2016 and 2015, respectively, and excluding build-to-suit and capital lease obligations of $383 million and $387 million at December 31, 2016 and 2015, respectively. We discuss our long-term debt in Note 5.

(3)	Level 3 instruments include $305 million and $315 million at December 31, 2016 and 2015, respectively, related to Otay Mesa VIE.

(4)	Before reductions for unamortized discount and debt issuance costs of $45 million and $43 million at December 31, 2016 and 2015, respectively, and excluding capital lease obligations of $240 million and $244 million at December 31, 2016 and 2015, respectively.

(5)	Before reductions for unamortized discount and debt issuance costs of $27 million and $24 million at December 31, 2016 and 2015, respectively, and excluding capital lease obligations of $1 million at December 31, 2015.

We determine the fair value of certain long-term amounts due from unconsolidated affiliates and long-term debt based on a market approach using quoted market prices for identical or similar securities in thinly-traded markets (Level 2). We value other long-term amounts due from unconsolidated affiliates of our South American utilities using a perpetuity approach based on the obligation’s fixed interest rate, the absence of a stated maturity date and a discount rate reflecting local borrowing costs (Level 3). We value other long-term amounts due from unconsolidated affiliates and long-term debt using an income approach based on the present value of estimated future cash flows discounted at rates available for similar securities (Level 3).
We provide the fair values for the securities held in the nuclear decommissioning trust funds related to SONGS in Note 13.
Non-Recurring Fair Value Measures
Sempra Mexico
GdC. On September 26, 2016, IEnova completed the acquisition of PEMEX’s 50-percent interest in GdC, increasing its ownership interest to 100 percent. As a result of IEnova obtaining control over GdC, in the year ended December 31, 2016, Sempra Mexico recognized a pretax gain of $617 million ($432 million after-tax) for the excess of the acquisition-date fair value of its previously held equity interest in GdC ($1.144 billion) over the carrying value of that interest ($520 million) and losses reclassified from AOCI ($7 million), included as Remeasurement of Equity Method Investment on Sempra Energy’s Consolidated Statement of Operations. The valuation technique used to measure the acquisition-date fair value of our equity interest in GdC immediately prior to the business acquisition was based on the fair value of the entire business combination ($2.288 billion) less the fair value of the consideration paid ($1.144 billion, the equity sale price). We discuss the GdC acquisition in Note 3.
TdM. In February 2016, management approved a plan to market and sell its TdM natural gas-fired power plant, and it was classified as held for sale on the Sempra Energy Consolidated Balance Sheet, as we discuss in Note 3. In September 2016, we received market information that indicated that the fair value of TdM may be less than its carrying value. As a result, after performing an analysis of the information, Sempra Mexico reduced the carrying value of TdM by recognizing a noncash impairment charge of $131 million ($111 million after-tax) for the year ended December 31, 2016 in Impairment Losses on the Sempra Energy Consolidated Statement of Operations. Market values resulting from a third party bidding process are considered to be Level 2 inputs in the fair value hierarchy.
Energía Sierra Juárez. In July 2014, Sempra Mexico completed the sale of a 50-percent interest in the 155-MW first phase of its Energía Sierra Juárez wind project to a wholly owned subsidiary of InterGen N.V. for cash proceeds of $24 million, net of $2 million cash sold, as discussed in Note 3. Upon deconsolidation, our equity method investment in Energía Sierra Juárez was measured at fair value, which resulted in a $7 million after-tax gain attributable to a remeasurement of the retained investment to fair value. The fair value measurement was based on the cash sales price of $26 million paid by InterGen N.V., a nonrelated party and market participant.
Sempra LNG & Midstream
Rockies Express. As we discuss in Note 3, in March 2016, Sempra LNG & Midstream agreed to sell its 25-percent interest in Rockies Express for cash consideration of $440 million, subject to adjustment at closing. In March 2016, we recorded a noncash impairment of our investment in Rockies Express of $44 million ($27 million after-tax). The charge is included in Equity Earnings, Before Income Tax, on the Sempra Energy Consolidated Statement of Operations for the year ended December 31, 2016. We considered the sale price for our equity interest in Rockies Express to be a market participants’ view of the total value of Rockies Express and measured the fair value of our investment based on the equity sale price.
The following table summarizes significant inputs impacting our non-recurring fair value measures:

NON-RECURRING FAIR VALUE MEASURES – SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Estimated fair value		Valuation technique	Fair value hierarchy	% of fair value measurement	Inputs used to develop measurement	Range of inputs
Investment in GdC	$1,144	(1)	Market approach	Level 2	100%	Equity sale price	100%
TdM	$145	(2)	Market approach	Level 2	100%	Purchase price offers	100%
Investment in Energía Sierra Juárez	$26	(3)	Market approach	Level 2	100%	Equity sale price	100%
Investment in Rockies Express	$440	(4)	Market approach	Level 2	100%	Equity sale price	100%

(1)	At measurement date of September 26, 2016, immediately prior to acquiring a 100-percent ownership interest in GdC.

(2)	At measurement date of September 29, 2016. At December 31, 2016, TdM has a carrying value of $154 million, reflecting subsequent operating activity, and is classified as held for sale.

(3)
At measurement date of July 16, 2014. At December 31, 2016, our investment in Energía Sierra Juárez had a carrying value of $38 million, reflecting subsequent equity method activity to record distributions and earnings.

(4) At measurement date of March 29, 2016. On May 9, 2016, Sempra LNG & Midstream sold its equity interest in Rockies Express.